Related-party Transactions	12 Months Ended
Dec. 31, 2022
Theralink Technologies Inc [Member]
Related-party Transactions

NOTE 8 – RELATED-PARTY TRANSACTIONS

Convertible notes payable – related parties

On May 12, 2021, the Company and the May 2021 Investor entered into a May 2021 SPA to purchase a convertible May 2021 Note with principal value of $1,000,000 and accompanying May 2021 Warrants (see Note 6). In connection with the Company’s obligations under the May 2021 Note, the Company entered into a security agreement with the May 2021 Investor as agent, pursuant to which the Company granted a lien on the laboratory equipment of the Company, for the benefit of the related party. As of September 30, 2022, the May 2021 Note had an outstanding principal balance of $1,000,000 and accrued interest of $20,164. On November 29, 2022, the May 2021 Note was exchanged for a new convertible debenture (see Note 6).

On November 1, 2021, pursuant to the First November 2021 SPA, the First November 2021 Investor purchased three notes with aggregate principal of $1,000,000 with accompanying First November 2021 Warrants to purchase up to an aggregate of 54,644,811 shares of common stock. As of September 30, 2022, the First November 2021 Notes had an outstanding principal balance of $1,000,000 and accrued interest of $20,164. On November 29, 2022, the First November 2021 Notes were exchanged for a new convertible debenture (see Note 6).

On January 26, 2022, a notice and request for consent regarding a change in offering terms was sent by the Company to the First November 2021 Investor. Upon the approval of the First November 2021 Investor, the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes. The Company issued additional warrants to purchase up to 218,579,234 shares of common stock to the First November 2021 Investor which increased the total relative fair value of all warrants in total by $34,630 recorded as debt discount which is being amortized over the life of the First November 2021 Notes (see Note 6 and 9).

On April 5, 2022, pursuant to the First April 2022 SPA, Matthew Schwartz, a member of the Board of Directors and a related party, purchased a convertible note with principal amount of $100,000 with accompanying First April 2022 Warrants to purchase 4,201,681 shares of common stock. The Company received net proceeds of $100,000 on March 24, 2022. As of September 30, 2022, the First April 2022 Note had an outstanding principal balance of $100,000 and accrued interest of $3,901. On November 29, 2022, the First April 2022 Note was exchanged for a new convertible debenture (see Note 6).

On May 9, 2022, pursuant to the May 2022 SPA the May 2022 Investor purchased four convertible notes for an aggregate investment amount of $1,000,000 with accompanying May 2022 Warrants to purchase shares of common stock equal to 20% of the number of the total shares of common stock issuable upon the conversion of the May 2022 Notes. During the year ended September 30, 2022, the Company received an aggregate of $1,000,000 of proceeds and issued an aggregate of 42,016,808 of the May 2022 Warrants. As of September 30, 2022, the May 2022 Notes had an aggregate outstanding principal balance of $1,000,000 and accrued interest of $20,110. On November 29, 2022, the May 2022 Note was exchanged for a new convertible debenture (see Note 6).

On June 15, 2022, pursuant to the June 2022 SPA, Danica Holley, a member of the Board of Directors and a related party, purchased a convertible note with principal of $50,000 with accompanying June 2022 Warrants to purchase 2,100,840 shares of common stock. As of September 30, 2022, the June 2022 Note had an outstanding principal balance of $50,000 and accrued interest of $1,173. On November 29, 2022, the June 2022 Note was exchanged for a new convertible debenture (see Note 6).

On July 29, 2022, the Company entered into a Demand Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal balance of $125,000, and on September 2, 2022, the Company entered into a second Demand Promissory Note Agreement with Jeffrey Busch for a principal balance of $150,000 (collectively referred to as called the “Busch Notes”). The Busch Notes bear an annual interest rate of 8% and are payable on demand. The outstanding principal and accrued interest on the Busch Note is contingently convertible, in full, at the option of the lender, into the same security which is being issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, the Busch Notes had an outstanding principal balance of $275,000 and accrued interest of $2,683 and are reflected in the accompanying balance sheet as a short-term convertible note payable – related party. On November 29, 2022, the Busch Notes were exchanged for a new convertible debenture (see Note 6).

On November 29, 2022, in connection with the Securities Exchange Agreements and New Related Party Convertible Debentures discussed in Note 6, the May 2021 Warrants, First November 2021 Warrants, First April 2022 Warrants, May 2022 Warrants, and June 2022 Warrants, aggregating 385,441,138 warrants, were amended to reduce the exercise price to $0.003 per share. Additionally, 63,897,764 warrants issued in connection with Series F preferred stock were amended to reduce the exercise price to $0.003 per share. In conjunction with the price reduction, the price protection feature for all these warrants was eliminated. All other terms of the warrants remained the same. (See Note 6).

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

On November 29, 2022, the Company consummated the Initial Closing of the Offering pursuant to the terms and conditions of the Purchase Agreement, by and among the Company the Related Party Purchasers and the Collateral Agent. At the Initial Closing, the Company sold the related party Purchasers (i) the New Related Party Debentures in an aggregate principal amount of $550,000 and (ii) the New Related Party Warrants to purchase up to 157,142,857 shares of Common Stock, subject to adjustments provided by the Warrants, which represents 100% warrant coverage. The Company received a total of $412,092 in net proceeds at the Initial Offering from the Related Party Purchasers, net of the Original Issue Discount of $50,000, commissions of $58,200 and other offering costs of $29,708. (See Note 6).

On November 29, 2022, the Company entered into Securities Exchange Agreements with the Exchanged Related Party Note Holders and accrued interest payable of $120,750 was exchanged for New Related Party Debentures. Additionally, on November 29, 2022, in order to induce the related party investors to exchange the respective convertible notes into the Related Party Debentures, the aggregate principal amount of the Exchanged Related Party Notes and accrued interest payable was increased by 15% (those issued for the August 11, 2022 and September 2, 2022 Demand Promissory Notes were issued with 10% OID), or $589,505, for new Related Party Debentures with an aggregate principal amount of $4,860,255. (See Note 6).

On November 29, 2022, the Company entered into Securities Exchange Agreements with related party preferred stockholders, whereby related party holders of 1,000 shares of Series E preferred stock with a stated value of $2,000,000 and accrued dividends payable of $66,630, and related party holders of 500 shares of Series F preferred stock with a stated value of $1,000,000 and accrued dividends payable of $33,315 were exchanged for the New Related Party Debentures. Additionally, on November 29, 2022, in order to induce the related party preferred stockholders to exchange their respective preferred shares into the New Related Party Debentures, the aggregate stated value and accrued dividends payable were increased by 15%, or $464,992, for new Related Party Debentures with an aggregate principal amount of $3,564,937. (See Note 6).

On April 11, 2023, the Company consummated a third closing (the “Third Closing”) of the Offering pursuant to the terms and conditions of that certain Purchase Agreement, dated as of November 29, 2022, by and among the Company and Jeffrey Busch (the “Third Closing Related Party Purchaser”). At the Third Closing, the Company sold the Purchaser (i) a New Debenture with a principal amount of $155,100 (the “April 2023 Related Party Debenture”) and (ii) Warrants to purchase up to 44,314,286 shares of Common Stock, subject to adjustments provided by the Warrants, which represents 100% warrant coverage. The Company received a total of $141,000 in net proceeds at the Third Offering, net of a 10% original issue discount of $14,100 (See Note 6).

On August 16, 2023, the Company and IMAC Holdings, Inc. (see Note 6) entered into a Convertible Secured Promissory Note (the “IMAC Note”) pursuant to which IMAC has loaned to the Company $2,560,500. The proceeds of the IMAC Note are being used by the Company for working capital and general corporate purposes. The IMAC Note will mature on August 16, 2024 and bears interest at 6% per annum payable quarterly, in cash, or, at the option of the holder, may accrue until conversion or maturity. The IMAC Note is convertible into shares of the Company’s common stock at any time after the issuance date at the conversion price equal to $0.00313 per share (the “Conversion Price”). All amounts outstanding under the IMAC Note shall automatically convert into shares of the Company’s common stock upon and immediately prior to the consummation of the Merger and shall be subject to the terms of the Merger Agreement. Upon maturity, in lieu of payment or as partial payment, the Company may elect to convert some or all of the outstanding amounts under the IMAC Note into shares of common stock at the Conversion Price.

Notes payable – related parties

On April 26, 2021, the Company entered into a Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors, for a principal amount of $100,000 (see Note 6). On May 5, 2022, the parties amended the April 26, 2021 note into the New Note with the Company receiving an additional $250,000 of proceeds and added a conversion feature. The New Note bears an annual interest rate of 1% (which shall increase to 2% in the event of a default) and matures on May 5, 2024. As of September 30, 2023, the New Note had an outstanding principal balance of $350,000, reflected as notes payable – related party in the accompanying balance sheet since the conditions for its contingent conversion has not yet been met, and accrued interest of $4,219 (see Note 6). As of September 30, 2023 and September 30, 2022, the New Note had an outstanding principal balance of $350,000, reflected as notes payable – related parties in the accompanying balance sheets since the conditions for its contingent conversion has not yet been met. As of September 30, 2023 and 2022, accrued interest amounted to $5,974 and $2,474, respectively (see Note 6).

On October 21, 2021, the Company entered into a Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal balance of $150,000. During the year ended September 30, 2022, the Company fully paid the outstanding balance on the note. As of September 30, 2022, the note had no outstanding balance (see Note 6).

On August 11, 2022, the Company entered into a Demand Promissory Note Agreement with a related party, who is an affiliate stockholder, for a principal balance of $375,000. The note bears an annual interest rate of 8% and is payable on demand. The outstanding principal and accrued interest of the note is contingently convertible, in full, at the option of the lender, into the same security which is being issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, this note had an outstanding principal balance of $375,000 and accrued interest of $4,110 and is reflected in the accompanying balance sheet as a short-term convertible note payable – related party. On November 29, 2022, this note was exchanged for a new convertible debenture (see Note 6).

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

On September 2, 2022, the Company entered into a Demand Promissory Note Agreement with a related party, who is an affiliate stockholder, for a principal balance of $350,000. The note bears an annual interest rate of 8% and is payable on demand. The outstanding principal and accrued interest of the note is contingently convertible, in full, at the option of the lender, into the same security which is being issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, this note had an outstanding principal balance of $350,000 and accrued interest of $2,148 and is reflected in the accompanying balance sheet as a short-term convertible note payable – related party. On November 29, 2022, this note was exchanged for a new convertible debenture (see Note 6).

During the year ended September 30, 2022, the Company advanced a total of $13,883 to a related party, which is an affiliate entity and a majority stockholder of the Company. During the year ended September 30, 2022, the Company recorded bad debt expense of $35,594 related to the write off of related party advances. As of September 30, 2023 and 2022, the Company had related party receivable balances of $0.

On November 1, 2022, the Company entered into Demand Promissory Note Agreements with two related parties, who are affiliate stockholders, for a principal balance of $120,000. The notes bore an annual interest rate of 8% and were payable on demand. The outstanding principal and accrued interest of the notes was contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. In December 2022, these short-term loans were repaid.

On May 4, 2023, the Company entered into a Promissory Note Agreement with Douglas Mergenthaler who is a related party, for a principal amount of $110,000. The Company received proceeds of $100,000, net of original issue discount of $10,000. The note bears an annual interest rate of 10%, matures on April 28, 2024 and can be prepaid in whole or in part without penalty. If the Company raises at least $1,000,000 in a securities offering subsequent to the date of this note (a “Subsequent Offering”), Mr. Mergenthaler shall have the right, but not the obligation, to convert all amounts outstanding under this loan into the same security offered in the Subsequent Offering at the price per security being paid by the investors in such offering. In August 2023, the Company repaid $108,000 of this note. As of September 30, 2023, this Note had an outstanding principal balance of $2,000, reflected as notes payable – related parties in the accompanying balance sheets and accrued interest payable of $3,218 (see Note 6).

From May 2023 to July 2023, the Company entered into Promissory Note Agreements with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for an aggregate principal amount of $521,966. The Company received proceeds of $487,681, net of original issue discount of $34,285. The notes bear an annual interest rate of 10%, mature though July 2024 and can be prepaid in whole or in part without penalty. If the Company raises at least $1,000,000 in a securities offering subsequent to the date of this note (a “Subsequent Offering”), Mr. Busch shall have the right, but not the obligation, to convert all amounts outstanding under this loan into the same security offered in the Subsequent Offering at the price per security being paid by the investors in such offering. In September 2023, the Company repaid $141,000 of these notes. As of September 30, 2023, these Notes had an outstanding principal balance of $380,966, reflected as notes payable – related parties in the accompanying balance sheets and accrued interest payable of $15,366 (see Note 6).

On July 28, 2023, the Company issued a Promissory Note Agreement with IMAC Holdings, Inc. (“IMAC”) for a principal amount of $439,500. The Company received proceeds of $439,500. The note bears an annual interest rate of 6%, matures on July 28, 2024 and can be prepaid in whole or in part without penalty. As of September 30, 2023, this note had an outstanding principal balance of $439,500, reflected as notes payable – related parties in the accompanying balance sheets and accrued interest payable of $4,696, reflected as accrued liabilities – related parties in the accompanying balance sheet (see Note 8).

Other

Effective January 1, 2021, the Company entered into a consulting agreement with Mr. Kucharchuk, a member of the Board of Directors, to serve as a strategic advisor. The agreement was effective for a period of twelve months, commencing on January 1, 2021 and was renewed on a month-to-month basis, subject to the right of the Company and Mr. Kucharchuk to terminate the agreement in accordance with the agreement. Pursuant to the agreement, Mr. Kucharchuk shall be paid $2,000 per month. On April 30, 2023, this consulting agreement was terminated. On May 5, 2023, the Company and Mr. Kucharchuk entered into a letter agreement, whereby Mr. Kucharchuk was hired as the Company’s Chief Financial Officer. In connection with the letter agreement, Mr. Kucharchuk shall be paid $15,000 per month. As of September 30, 2023 and 30, 2022, the Company had an accounts payable – related party balance of $0 and $12,000 related to the consulting agreement, respectively.

In July 2023, the Ruxin Employment Agreement was terminated and Dr. Ruxin became the Company’s Chief Medical Officer (see consulting agreement below). In connection with the termination of the Ruxin Employment Agreement, the Company accrued a severance payment due of $900,000, which is included in accrued liabilities – related parties on the accompanying balance sheet at September 30, 2023. As of September 30, 2023, the Company had aggregate accrued payroll related to Dr. Ruxin’s salary deferment and accrued severance payment of $1,099,974, which is included in accrued liabilities – related parties on the accompanying balance sheet. As of September 30, 2022, the Company had aggregate accrued payroll related to Dr. Ruxin’s salary deferment and accrued severance payment of $112,500, which is included in accrued compensation on the accompanying balance sheet.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022

As of September 30, 2023 and 2022, the Company owed several executives and directors for expense reimbursements and consulting fees in the aggregate amount of $10,000 and $16,223, respectively, which is reflected on the accompanying balance sheet as Accounts payable – related party.

On September 30, 2023 and 2022 net amounts due to related parties consisted of the following:

	September 30, 2023	September 30, 2022

Convertible notes principal – related parties	$11,440,792	$4,150,000
Discount on convertible notes - related parties	(1,509,975)	(1,844,186)
Note payable principal – related parties	1,172,466	350,000
Discount on notes - related parties	(23,024)	-
Accrued liabilities - related parties	1,886,051	76,927
Accounts payable – related parties	10,000	16,223
Total	$12,976,310	$2,748,964